Income Taxes - Cash Payments of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Cash payments of income taxes	$ 26.9	$ 35.7	$ 53.6